CONDENSED SCHEDULE OF INVESTMENTS (Parenthetical) - Long Contracts [Member] - Millburn Multi-Markets Trading L.P. [Member]	12 Months Ended
Dec. 31, 2022 Decimal
Two Year US Treasury Note [Member]
Net Investment Income [Line Items]
Investment term	2 years
Investment Owned, Balance, Contracts	779
Investment settlement date	March 2023
Thirty Year US Treasury Note [Member]
Net Investment Income [Line Items]
Investment term	30 years
Investment Owned, Balance, Contracts	260
Investment settlement date	March 2023